Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000050720 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	18.10%
C000050720 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000050720 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000050720 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.00%
C000050720 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050720 | B
Holdings [Line Items]
Percent of Total Investments	6.80%
C000050720 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000050720 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050720 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000050720 | N/R
Holdings [Line Items]
Percent of Total Investments	17.30%
C000050720 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000050720 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.40%
C000050720 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	16.30%
C000050720 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.60%
C000050720 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000050720 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	6.50%
C000050720 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050720 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000050720 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000050720 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050720 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000050721 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	18.10%
C000050721 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000050721 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000050721 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.00%
C000050721 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050721 | B
Holdings [Line Items]
Percent of Total Investments	6.80%
C000050721 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000050721 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050721 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000050721 | N/R
Holdings [Line Items]
Percent of Total Investments	17.30%
C000050721 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000050721 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.40%
C000050721 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	16.30%
C000050721 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.60%
C000050721 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000050721 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	6.50%
C000050721 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050721 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000050721 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000050721 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050721 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000050722 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	18.10%
C000050722 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000050722 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000050722 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.00%
C000050722 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050722 | B
Holdings [Line Items]
Percent of Total Investments	6.80%
C000050722 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000050722 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050722 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000050722 | N/R
Holdings [Line Items]
Percent of Total Investments	17.30%
C000050722 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000050722 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.40%
C000050722 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	16.30%
C000050722 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.60%
C000050722 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000050722 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	6.50%
C000050722 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000050722 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000050722 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000050722 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050722 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000174022 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	18.10%
C000174022 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	9.00%
C000174022 | A
Holdings [Line Items]
Percent of Total Investments	22.70%
C000174022 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.00%
C000174022 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	6.30%
C000174022 | B
Holdings [Line Items]
Percent of Total Investments	6.80%
C000174022 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.70%
C000174022 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000174022 | C
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000174022 | N/R
Holdings [Line Items]
Percent of Total Investments	17.30%
C000174022 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	31.90%
C000174022 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.40%
C000174022 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	16.30%
C000174022 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.60%
C000174022 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.80%
C000174022 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	6.50%
C000174022 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000174022 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000174022 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000174022 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000174022 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000220895 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000220895 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000220896 | Fixed-Income Funds
Holdings [Line Items]
Percent of Total Investments	97.80%
C000220896 | Short-Term Securities
Holdings [Line Items]
Percent of Total Investments	2.20%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.
[3]	Rounds to less than 0.1%.
[4]	Rounds to less than 0.1%.